Property, Plant and Equipment and Construction in Progress (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Buildings	$ 11,188,399	$ 10,330,265
Machinery	19,416,746	18,753,984
Motor vehicles	254,456	258,646
Electronic equipment	177,153	106,542
Fixed assets decoration		198,085
Total property plant and equipment, at cost	31,036,754	29,647,522
Less: accumulated depreciation	(10,650,893)	(9,196,393)
Property, plant and equipment, net	20,385,861	20,451,129
Construction in process	244,390	1,607,324
Total	$ 20,630,251	$ 22,058,453